Convertible Notes (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 09, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2023
Convertible note payable		$ 23,400		$ 23,400
Accrued interest		1,702		1,702
interest expenses		0	$ 584	885	$ 759	$ 4,328	$ 255
Converted Debt		$ 103,255		$ 103,255
Conversion of stock to common stock		456,762		456,762
Common share converted				$ 126,655
Convertible Note Agreement [Member]
Principal amount		$ 0		$ 0		$ 54,000	35,000
Convertible note Interest rate				2.00%		2.00%
Conversion price, per share				$ 0.18		$ 0.18
Convertible note Interest						$ 1,311	255
Lender paid amount	$ 19,000
Convertible note payable								$ 19,000
Accrued interest		$ 0		$ 0		$ 1,567	$ 255
interest expenses				$ 135	$ 759